Business Combination, Significant Transaction and Sale of Business (Details) - TSG IT Advanced Systems Ltd [Member] $ in Thousands	May 09, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net Assets	$ 1,824
Intangible assets	13,693
Backlog	2,221
Deferred tax liability	(3,948)
Dividend preference derivative	2,140
Goodwill	9,836
Total assets acquired net of acquired cash	$ 25,766